Financing Receivable, Net - Summary of Aging Analysis of Past Due Financing Receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Aging analysis of past due financing receivables
Financing receivables, past due	¥ 474,435	¥ 519,606
Financing receivables, current	5,178,036	4,265,427
Total financing receivables	5,652,471	4,785,033
Installment Purchase Loans
Aging analysis of past due financing receivables
Financing receivables, past due	27,317	28,210
Financing receivables, current	557,355	889,587
Total financing receivables	584,672	917,797
Personal Installment Loans
Aging analysis of past due financing receivables
Financing receivables, past due	447,118	491,396
Financing receivables, current	4,620,681	3,375,840
Total financing receivables	5,067,799	3,867,236
1-29 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	159,609	158,734
1-29 Days Past Due | Installment Purchase Loans
Aging analysis of past due financing receivables
Financing receivables, past due	7,086	9,160
1-29 Days Past Due | Personal Installment Loans
Aging analysis of past due financing receivables
Financing receivables, past due	152,523	149,574
30-59 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	78,904	91,989
30-59 Days Past Due | Installment Purchase Loans
Aging analysis of past due financing receivables
Financing receivables, past due	4,508	5,197
30-59 Days Past Due | Personal Installment Loans
Aging analysis of past due financing receivables
Financing receivables, past due	74,396	86,792
60-89 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	58,056	78,425
60-89 Days Past Due | Installment Purchase Loans
Aging analysis of past due financing receivables
Financing receivables, past due	3,839	4,217
60-89 Days Past Due | Personal Installment Loans
Aging analysis of past due financing receivables
Financing receivables, past due	54,217	74,208
90-179 Days Past Due
Aging analysis of past due financing receivables
Financing receivables, past due	177,866	190,458
90-179 Days Past Due | Installment Purchase Loans
Aging analysis of past due financing receivables
Financing receivables, past due	11,884	9,636
90-179 Days Past Due | Personal Installment Loans
Aging analysis of past due financing receivables
Financing receivables, past due	¥ 165,982	¥ 180,822